Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Equity securities without readily determinable fair value
Sifive, Inc. ("Sifive") (a)	—	20,192
Greenwaves Technologies ("Greenwaves") (b)	—	19,906
Other equity securities without readily determinable fair value (c)	750	16,501
Equity method investments:
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund”) (d)	55,905	56,898
Other equity method investments (e)	8,097	11,283
Available-for-sale investments
Sunny Infinity Ltd. ("Sunny") (f)	—	49,091
Other available-for-sale investments (g)	20,486	35,078
Total	85,238	208,949

(a)

In April 2018 and December 2018, the Group invested RMB8,602 and RMB3,730 to acquire 1.01% equity interests in the form of equity securities in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recorded RMB7,860 gain from the fair value change of the investment, arising from observable price changes during the year ended December 31, 2018.

(b)

In December 2018, the Group invested RMB19,906 to acquire 8.33% equity interests in Greenwaves. Greenwaves is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Greenwaves was accounted for as equity securities without readily determinable fair value. For the year ended 2018, there are no observable fair value changes on the investment noted.

(c)

Investments represent certain insignificant investments in third-party private companies, which the Group has no significant influence over the investees. Prior to 2018, the Group accounted for the investment using the cost method. In 2018, those investments are accounted for using the measurement alternative method.

(d)

In August 2016, the Group invested RMB50,000 to acquire 49.5% equity interests in a limited partnership, Huaying Fund, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence through its board seat in the Fund but does not have a majority equity interest or otherwise control.

(e)

The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees during the year of December 31, 2018.

9. LONG-TERM INVESTMENTS - continued

(f)

During the year ended December 31, 2018, the Group subscribed certain equity interest in Sunny for a total investment amount of RMB49,091. Sunny is a company established for the sole purpose of making investments in certain start-up and early stage companies in the technology industry. The Group holds an aggregate of 23% equity interests in Sunny and enjoys a redemption right. The investment was classified as available-for-sale investment as the Group determined the interests were debt security and measured at fair value. No fair value change was recognized for the year ended December 31, 2018.

(g)

The other available-for-sale investments represent the investments in debt securities and measured at fair value, which mainly include the investments in convertible bonds and the investments with redemption features.